Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000006689
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	10.55%	8.66%	7.30%
C000006692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
Without Sales Load [Member] | C000006689
Average Annual Return [Line Items]
Average Annual Return, Percent	16.97%	9.90%	7.91%
Without Sales Load [Member] | C000006692
Average Annual Return [Line Items]
Average Annual Return, Percent	17.29%	10.20%	8.21%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%